Acquisitions - Schedule of Contingent Consideration Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Contingent Consideration [Line Items]
Accruals and other current liabilities	$ 3,583	$ 5,100	$ 2,390
Other liabilities		5,100	$ 2,390
Series of Individually Immaterial Business Acquisitions
Business Acquisition, Contingent Consideration [Line Items]
Accruals and other current liabilities	3,583	5,100
Other liabilities	1,560	1,499
Contingent consideration from acquisitions	$ 5,143	$ 6,599